CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.4%
	ASSET MANAGEMENT - 4.3%
505,264	Ashmore Group PLC	$1,405,715
34,623	DWS Group GmbH & Company KGaA	2,921,380
586,083	Jupiter Fund Management PLC	1,244,179
		5,571,274
	AUTOMOTIVE - 2.7%
52,200	Exedy Corporation	1,966,115
44,600	Toyoda Gosei Company Ltd.	1,539,088
		3,505,203
	BEVERAGES - 1.0%
412,835	Ambev S.A.	1,298,935

	BIOTECH & PHARMA - 3.2%
7,382	Biogen, Inc.(a)	1,498,177
177,200	Ono Pharmaceutical Company Ltd.	2,647,122
		4,145,299
	CABLE & SATELLITE - 1.0%
220,660	NOS SGPS S.A.	1,228,571

	CHEMICALS - 4.4%
179,308	AECI Ltd.	1,355,663
19,087	Brenntag S.E.	1,346,399
1,633,458	Fertiglobe PLC	1,185,595
9,240	LOTTE Fine Chemical Company Ltd.	282,050
14,884	Wacker Chemie A.G.(a)	1,524,992
		5,694,699
	COMMERCIAL SUPPORT SERVICES - 3.4%
48,738	AMN Healthcare Services, Inc.(a)	1,639,059
464,973	IPH Ltd.	1,359,660
21,000	Sodexo S.A.	1,381,354
		4,380,073
	CONTAINERS & PACKAGING - 1.5%
27,562	Sonoco Products Company	1,553,394
106,933	Transcontinental, Inc., Class A	407,358
		1,960,752
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CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	ELECTRIC UTILITIES - 1.1%
162,200	CPFL Energia S.A.	$1,475,708

	ELECTRICAL EQUIPMENT - 2.1%
122,900	Anritsu Corporation	2,684,858

	ENGINEERING & CONSTRUCTION - 8.1%
98,800	Kandenko Company Ltd.	3,284,887
74,600	MIRAIT ONE Corporation	1,647,201
46,639	Samsung Engineering Company Ltd.	1,364,003
65,808	Skanska A.B., Class B	1,846,745
4,997,100	Synergy Grid & Development Phils, Inc.	2,322,944
		10,465,780
	ENTERTAINMENT CONTENT - 1.9%
30,400	DoubleUGames Company Ltd.	1,257,286
7,738	NCSoft Corporation	1,242,974
		2,500,260
	FOOD - 3.1%
981,800	First Resources Ltd.	2,594,380
15,195	Orion Corporation	1,376,751
		3,971,131
	HEALTH CARE FACILITIES & SERVICES - 1.3%
16,100	CVS Health Corporation	1,681,323

	HOME & OFFICE PRODUCTS - 0.6%
9,550	Societe BIC S.A.	749,025

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
4,197,674	Hartalega Holdings Bhd	1,047,852

	INTERNET MEDIA & SERVICES - 0.7%
318,000	Moneysupermarket.com Group PLC	845,786

	LEISURE FACILITIES & SERVICES - 2.1%
2,294,018	Americana Restaurants International PLC	1,357,800
2

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1% (Continued)
417,850	Sun International Ltd.	$1,343,214
		2,701,014
	LEISURE PRODUCTS - 1.1%
52,800	Roland Corporation	1,386,691

	MACHINERY - 2.5%
30,952	Doosan Bobcat, Inc.	1,258,869
88,600	OSG Corporation	2,020,512
		3,279,381
	METALS & MINING - 4.0%
463,235	Deterra Royalties Ltd.	1,411,224
106,422	DPM Metals, Inc.	3,741,324
		5,152,548
	OIL & GAS PRODUCERS - 9.7%
50,706	APA Corporation	1,892,348
5,250,242	Dana Gas PJSC	1,216,860
684,788	Ithaca Energy PLC	2,236,169
23,713	Occidental Petroleum Corporation	1,353,301
24,419	Ovintiv, Inc.	1,525,211
46,840	Paramount Resources Ltd.	988,747
38,600	SM Energy Company	1,255,272
6,351,618	Star Petroleum Refining PCL	2,111,708
		12,579,616
	OIL & GAS SERVICES & EQUIPMENT - 2.9%
6,180	AKITA Drilling Ltd.(a)	15,563
40,120	Halliburton Company	1,293,870
135,555	Pason Systems, Inc.	1,199,114
224,020	RPC, Inc.	1,256,752
		3,765,299
	RETAIL - CONSUMER STAPLES - 1.9%
14,473	BGF Retail Company Ltd.	1,239,327
1,880,200	Puregold Price Club, Inc.	1,260,175
		2,499,502
3

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	RETAIL - DISCRETIONARY - 3.1%
58,600	Adastria Company Ltd.	$1,242,750
599,000	Dixons Carphone PLC	1,356,077
25,100	F&F Company Ltd.	1,392,128
		3,990,955
	SEMICONDUCTORS - 2.7%
50,200	Cohu, Inc.(a)	2,409,098
180,000	UPI Semiconductor Corporation	1,091,792
		3,500,890
	SPECIALTY FINANCE - 1.6%
18,630	Bread Financial Holdings, Inc.	2,013,344

	STEEL - 2.6%
34,312	Aperam S.A.	1,813,063
134,400	Maruichi Steel Tube Ltd.	1,500,264
		3,313,327
	TECHNOLOGY HARDWARE - 6.5%
56,100	Brother Industries Ltd.	1,396,473
146,400	Casio Computer Company Ltd.	1,608,021
479,785	Intelbras S.A. Industria de Telecomunicacao	1,374,327
4,375	LG Innotek Company Ltd.	1,492,905
135,200	Mabuchi Motor Company Ltd.	1,399,909
63,189	Parade Technologies Ltd.	1,083,377
		8,355,012
	TECHNOLOGY SERVICES - 3.2%
34,864	John Wiley & Sons, Inc., Class A	1,819,901
8,800	Samsung SDS Company Ltd.	1,225,602
52,900	TietoEVRY OYJ	1,132,664
		4,178,167
	TELECOMMUNICATIONS - 3.4%
59,177	Hellenic Telecommunications Organization S.A.	1,366,211
183,472	Vodacom Group Ltd.	1,775,349
1,789,353	Vodafone Qatar QSC	1,271,525
		4,413,085
4

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares			Fair Value
	COMMON STOCKS — 94.4% (Continued)
	TOBACCO & CANNABIS - 1.1%
1,312,200	Gudang Garam Tbk P.T.		$1,382,365

	TRANSPORTATION & LOGISTICS - 2.7%
100,500	DHT Holdings, Inc.		1,866,285
104,778	Promotora y Operadora de Infraestructura S.A.B. de C.V.		1,660,015
			3,526,300
	WHOLESALE - CONSUMER STAPLES - 1.1%
12,728	Bunge Global S.A.		1,352,095

	WHOLESALE - DISCRETIONARY - 1.0%
768,800	Sendas Distribuidora S/A		1,279,186

	TOTAL COMMON STOCKS (Cost $97,817,031)		121,875,306

	PREFERRED STOCKS — 1.1%
	STEEL — 1.1%
664,000	Metalurgica Gerdau S.A. (Cost $1,315,822)	—	1,430,758

	TOTAL INVESTMENTS - 95.5% (Cost $99,132,853)		$123,306,064
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		5,846,561
	NET ASSETS - 100.0%		$129,152,625

Ltd.	- Limited Company
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.

5